TAXATION - Schedule of Principal statutory taxes rates and current tax (Details) - USD ($)	1 Months Ended			12 Months Ended			36 Months Ended
	Jun. 30, 2021	Dec. 31, 2019	Dec. 31, 2017	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2021
INCOME TAX AND MINIMUM PRESUMED INCOME TAX
Applicable tax rate	25.00%	30.00%	35.00%				30.00%
Current tax expense				$ (10,093,258)	$ (4,094,716)	$ (2,149,343)
Deferred tax				(4,257,912)	1,888,006	(4,836,941)
Income tax expenses				$ (14,351,170)	$ (2,206,710)	$ (6,986,284)
Argentina
INCOME TAX AND MINIMUM PRESUMED INCOME TAX
Applicable tax rate					30.00%	30.00%
Cayman Island
INCOME TAX AND MINIMUM PRESUMED INCOME TAX
Applicable tax rate				0.00%	0.00%	0.00%
Paraguay
INCOME TAX AND MINIMUM PRESUMED INCOME TAX
Applicable tax rate				10.00%	10.00%	10.00%
Uruguay
INCOME TAX AND MINIMUM PRESUMED INCOME TAX
Applicable tax rate				25.00%	25.00%	25.00%
France
INCOME TAX AND MINIMUM PRESUMED INCOME TAX
Applicable tax rate				28.00%	28.00%	28.00%
Brazil
INCOME TAX AND MINIMUM PRESUMED INCOME TAX
Applicable tax rate				34.00%	34.00%	34.00%
United States of America
INCOME TAX AND MINIMUM PRESUMED INCOME TAX
Applicable tax rate				21.00%	21.00%	21.00%
Maximum | Argentina
INCOME TAX AND MINIMUM PRESUMED INCOME TAX
Applicable tax rate				35.00%
Minimum | Argentina
INCOME TAX AND MINIMUM PRESUMED INCOME TAX
Applicable tax rate				25.00%